Jul-30-03 03:21pm From- T-520 P.002/003 F-751

Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028302

Cert NYS

1-31753

NYSE

July 30, 2003

RECD S.E.C.
JUL 30 2003
081

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 05 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, CapitalSource Inc., Common Stock, par value $0.01. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 30, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]